Accounts receivable, net - Schedule of movement in allowance for credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts receivable, net
Balance at beginning of year	¥ 5,331	$ 730	¥ 5,142
Adoption of ASC 326			589
Provisions	1,362	187	636
Write-offs	(1,777)	(243)	(1,036)
Balance at end of year	¥ 4,916	$ 674	¥ 5,331